FAIR VALUE MEASUREMENT (Details Textual) - Bond [Member] - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Convertible Debt	$ 20,032	$ 19,802
Convertible Debt, Fair Value Disclosures	$ 15,359	$ 13,929